1701 Market Street                                       Morgan, Lewis
Philadelphia, PA 19103                                   & Bockius LLP
Tel.: 215.963.5000                                        Counselors at Law
Fax: 215.963.5001






December 28, 2012

VIA EDGAR
---------

Filing Room
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re: The Advisors' Inner Circle Fund Post-Effective Amendment No. 204 (File No.033-42484) and Amendment No. 205 (File No. 811-06400) to Registration Statement on Form N-1A
        ------------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 204 and, under the Investment Company Act of 1940, as amended, Amendment No. 205 (the "Filing") to the Trust's Registration Statement on Form N-1A, solely with respect to the ICM Small Company Portfolio, the Westwood Dividend Growth Fund and the Westwood Short Duration High Yield Fund, each a series of the Trust.

This Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of introducing revisions to (i) the principal investment strategies and principal risks of the ICM Small Company Portfolio and (ii) the investment objectives of each of the Westwood Dividend Growth and Westwood Short Duration High Yield Funds.

If you have any questions regarding the Filing, please do not hesitate to contact the undersigned at 215.963.5620.

Very truly yours,


/s/ Leon Salkin
---------------
Leon Salkin, Esq.